Stockholders’ equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders’ equity

Note 9 – Stockholders’ equity

A. Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.

2.	On August 29, 2024, the Company effected an additional reverse share split of the Company’s ordinary shares at the ratio of 1-for-12, such that each twelve (12) ordinary shares, par value NIS 0.15 per share, were consolidated into one (1) ordinary share, par value NIS 1.80 per share. As a result, all share and per share amounts prior to the reverse share split were adjusted retroactively for all periods presented in these consolidated financial statements.

3.

On July 14, 2023, the Company sold to investors in a public offering (i) 31,667 ordinary shares, (ii) 435,000 pre-funded warrants to purchase 435,000 ordinary shares (the “Pre-Funded Warrants”), and (iii) 466,666 warrants to purchase 466,666 ordinary shares (the “Investor Warrants”), at a purchase price of $15.0 per share and accompanying Investor Warrant and $14.99 per Pre-Funded Warrant and accompanying Investor Warrant. The aggregate gross proceeds were $7.0 million ($6.2 million net of issuance costs). The Pre-Funded Warrants were immediately exercisable at an exercise price of $0.001 per ordinary share. As of December 31, 2024, all of the Pre-Funded Warrants have been exercised.

The Investor Warrants have an exercise price of $15 per ordinary share, are immediately exercisable, and may be exercised until July 18, 2028. During September 2024, a total of 293,333 Investor Warrants have been exercised into 293,333 ordinary shares for a total net proceeds of $4.4 million. As of December 31, 2025 a total of 173,333 warrants are outstanding.

4.	On August 30, 2024, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership (“YA”). Pursuant to the SEPA, the Company have the right, but not the obligation, to sell to YA from time to time, each such occurrence, an Advance, up to $10.0 million (the “Commitment Amount”), of the Company ordinary shares, during the 36 months following the execution of the SEPA, subject to the restrictions and satisfaction of the conditions in the SEPA. On October 21, 2024, the Company and YA entered into an amendment to the SEPA to increase the Amount of the commitment to $20.0 million of the Company’s ordinary shares.

As consideration for YA’s irrevocable commitment to purchase the Company’s ordinary shares up to the Commitment Amount, the Company agreed to issue 31,566 ordinary shares (the “Commitment Shares”) to YA and also paid a $15,000 structuring fee to an affiliate of YA. The Commitment Shares shall be issued in four equal installments every 90 calendar days. As of December 31, 2025, the Company issued all 31,566 Commitment Share. During the years ended December 31, 2025 and 2024, the Company recorded $35 thousand and $0.6 million, respectively, in “financial expenses related to SEPA” (including the commitment shares and structuring fee, as detailed above).

The Company evaluated the contract that includes the right to require YA to purchase shares of common stock in the future (“put right”) considering the guidance in ASC 815-40, “Derivatives and Hedging — Contracts on an Entity’s Own Equity” and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting and thus meet the definition of a derivative liability. Accordingly, the put right will be measured at fair value at each reporting period, and changes in its fair value will be recognized in the consolidated statement of operations. The Put right is measured under level 2 of the Fair Value hierarchy. The Company analyzed the terms of the freestanding put right and concluded that it has an immaterial value as of December 31, 2025 and December 31, 2024.

During the year ended December 31, 2025, the Company issued an aggregate of 1,076,326 ordinary shares to YA as Advance Shares for aggregate gross proceeds of approximately $1.4 million.

As of December 31, 2025, the Company has issued an aggregate of 1,635,101 ordinary shares to YA for aggregate gross proceeds of approximately $6.5 million (5.8 million net of issuance costs).

5.	On November 14, 2024, the Company entered into a Capital on Demand Sales Agreement (the “2024 Sales Agreement”) with JonesTrading Institutional Serviecs LLC, (“JonesTrading). Pursuant to the 2024 Sales Agreement, the Company may offer and sell ordinary shares having an aggregate offering price of up to $8.1 million, from time to time through JonesTrading. During the year ended December 31, 2025, the Company sold 3,687,038 of its ordinary shares for aggregate gross proceeds of approximately $8.1 million ($7.7 million net) pursuant to the 2024 Sales Agreement.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9 – Stockholders’ equity (Cont.)

B. Stock-based compensation

1.	The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2025, based on the latest amendment to the plan from August 26, 2025, a total of 1,000,000 ordinary shares were reserved for issuance under the 2013 Plan, of which a total of 332,461 ordinary shares remain reserved, but unallocated for future equity awards. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, August 30, 2018, August 7, 2023, November 12, 2024 and August 26, 2025 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of RSUs to the Company’s officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	On March 23, 2023, the Company received a ruling from the Israel Tax Authority (“ITA”) confirming the repricing of certain stock options. This repricing was accounted for as a modification of a share-based payment award. The incremental compensation expense recognized as a result of the modification during the year ended December 31, 2023 was approximately $0.1 million.

3.	In August 2023, the Company granted 109,583 RSUs and 6,250 options to purchase 6,250 ordinary shares of the Company to its officers and directors. The options are exercisable at $1.05 per share and have a 10-year term. The options and RSUs vest over a period of three years. The aggregate grant date fair value of such RSUs and options was approximately $0.9 million.

4.	In September 2023, the Company extended the exercise period of 1,805 options with an exercise price of 0.15 NIS previously granted to the Company’s Chief Executive Officer (and director), by approximately five years to December 31, 2028. The exercise period represented a modification in accordance with ASC 718. The Incremental compensation expense on the modification date was less than $1 thousand.

5.	On November 12, 2024, the Company’s board of directors approved the grant of 302,500 RSUs and 17,500 options to purchase 17,500 ordinary shares of the Company to its officers and directors. On October 29, 2025, the Company’s shareholders approved such grants at the Company’s annual general meeting of shareholders. The grants were made pursuant to the Plan. The options are exercisable at $2.28 per share and have a 10-year term. The options and RSUs vest over a period of three years. The aggregate grant date fair value of such RSUs and options was approximately $0.4 million.

6.	On August 26, 2025, the Company’s board of directors approved the grant of an aggregate of 212,500 RSUs and 12,500 options to purchase 12,500 ordinary shares to the Company’s executive officers and members of the board of directors. On October 29, 2025, the Company’s shareholders approved such grants at the Company’s annual general meeting of shareholders. The options have an exercise price of $1.41 per ordinary share. The 12,500 options and 37,500 RSUs granted to non-management directors will vest over one year from the date of the shareholders’ approval, while the grants of 175,000 RSUs granted to the Company’s executive officers will vest over three years from the date of the board of directors’ approval. The aggregate grant date fair value of such RSUs and options was approximately $0.3 million.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9 – Stockholders’ equity (Cont.)

B. Stock-based compensation (Cont.)

7. A summary of the status of the Company’s outstanding options as of December 31, 2025 and 2024 and changes during the years then ended are presented below:

	2025		2024(*)
		Weighted		Weighted
	Number of	average	Number of	average
	share	exercise	share	exercise
	options	price	options	price
Options outstanding at beginning of year	19,236	$321	20,277	$460
Granted	30,000	$2.27	-	$-
Forfeited	(110)	(988.2)	(1,041)	$(94.6)
Outstanding at end of year	49,181	$129.29	19,236	321
Options exercisable at year end	$22,852	$396.1	14,966	413

No options were granted during the year ended December 31, 2024. The following assumptions were used for the years ended December 31, 2025 and 2023:

-	dividend yield of 0.00% for all periods.

-	risk-free interest rate of 3.79% for the fiscal year 2025 and 4.16% for the fiscal year 2023.

-	an expected life of 5 and 6 years for the fiscal year 2025 and 5.75 for the fiscal year 2023.

-	and a volatility rate of 139% for the fiscal year 2025 and 108% for the fiscal year 2023.

As of December 31, 2025, and 2024, the weighted-average remaining contractual term of the outstanding options, excluding the 270 options granted in 2002 that have no expiration date, is 7.37 and 3.82 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2025 and 2023 is $1.2, $0.63 respectively.

As of December 31, 2025, a total of 1,805 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $1 thousand; while as of December 31, 2024 a total of 1,805 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $5 thousand.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2025, 2024 and 2023 is approximately $0.03 million, $0.03 million, and $0.3 million, respectively, and is expected to be recognized over a weighted-average period of 1.2 years, 0.7 years and 1.0 years, respectively.

For the years 2025, 2024 and 2023, the Company recorded a total of $0.05 million, $0.24 million, and $0.8 million of stock-based compensation expenses, in connection with the above-mentioned options.

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements

Note 9 – Stockholders’ equity (Cont.)

B. Stock-based compensation (Cont.)

During the years 2023, 2024, 2025 the Company granted a total of 109,583 , 105,000 and 410,000 respectively RSUs. Upon vesting, each RSU will settle for the issuance of one ordinary share. The RSUs granted during the years 2023 and 2024 vest over period of three years while the RSU’s granted during the years 2025 vest over periods that varies between one and three years.

As of December 31, 2025, 2024 and 2023, a total of 173,889, 36,528 and nil of the RSUs were vested, respectively. With respect to the above-mentioned RSUs, the Company recorded stock-based compensation expenses in the amount of $0.5 million, $0.3 million and $0.1 million for the years ended December 31, 2025 ,2024, and 2023 respectively.

The weighted average grant date fair value of the RSUs granted during the year ended December 31, 2025, 2024 and 2023 was $1.36, $2.88 and $0.63, respectively

The unrecognized compensation expense calculated for RSUs expected to vest as of December 31, 2025 and 2024 is approximately $0.8 million and $0.7 million, respectively and is expected to be recognized over a weighted-average period of 1.8 years and 2.11 years, respectively.